Goodwill, Reporting Unit (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Goodwill [Line Items]
Goodwill	$ 1,075.2	[1],[2]	$ 1,090.9	[1],[2]	$ 1,041.3	[1]
United States [Member]
Goodwill [Line Items]
Goodwill	505.9		504.0
France [Member]
Goodwill [Line Items]
Goodwill	76.9		87.3
United Kingdom [Member]
Goodwill [Line Items]
Goodwill	85.9		84.6
Netherlands [Member]
Goodwill [Line Items]
Goodwill	85.9		84.1
Right Management [Member]
Goodwill [Line Items]
Goodwill	62.1		62.1
Other reporting units [Member]
Goodwill [Line Items]
Goodwill	$ 258.5		$ 268.8

[1]	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2013, December 31, 2013 and December 31, 2014.
[2]	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2014 and 2013.